Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 2,454,145	$ 2,339,281	$ 2,304,986
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in Provision for loan losses	600,000	220,000	183,942
Depreciation and amortization	486,179	496,618	444,208
Amortization (accretion) of investment securities, net	329,738	130,563	(68,440)
Investment security gains	(730,897)	(565,274)	(188,517)
Loss on disposal of assets		400
Decrease (increase) in cash surrender value of bank-owned life insurance	(103,203)	(104,660)	243,397
Decrease (increase) in interest receivable	(45,438)	108,800	49,118
Decrease in interest payable	(58,936)	(127,787)	(162,141)
Other, net	879,265	1,516,369	(2,140,193)
Net cash provided by operating activities	3,810,853	4,014,310	666,360
INVESTING ACTIVITIES
Net (increase) decrease in loans, net of charge-offs	11,727,442	7,148,912	(4,177,926)
Proceeds from sales of securities available-for-sale	24,092,900	17,588,511	11,355,204
Proceeds from maturities of securities available-for-sale	53,578,129	47,269,966	38,661,874
Proceeds from maturities of securities held-to-maturity			321,000
Principal collected on mortgage-backed securities	18,632,179	13,693,963	14,399,406
Purchases of securities available-for-sale	(110,123,074)	(96,626,108)	(66,551,785)
Recoveries on loans previously charged-off	55,862	10,108	18,253
Purchases of premises and equipment	(689,777)	(1,412,164)	(529,286)
Net cash used in investing activities	(2,726,339)	(12,326,812)	(6,503,260)
FINANCING ACTIVITIES
Net increase in deposits	10,702,268	7,228,741	14,860,730
Dividends paid	(1,256,139)	(1,210,677)	(1,207,952)
Increase in short-term borrowings	536,086	2,451,988	12,237
Repayment of FHLB borrowings	(82,569)	(3,578,726)	(3,575,060)
Net cash provided by financing activities	9,899,646	4,891,326	10,089,955
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,984,160	(3,421,176)	4,253,055
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	9,932,613	13,353,789	9,100,734
CASH AND CASH EQUIVALENTS, END OF YEAR	20,916,773	9,932,613	13,353,789
Supplemental Disclosures:
Cash Paid for Interest	2,288,243	3,183,289	4,490,240
Cash Paid for Income Taxes	$ 367,036	$ 391,918	$ 453,853